Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details)
£ in Millions, $ in Millions
	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 153,973.0
Financial assets, ending balance	166,209.0		$ 153,973.0		$ 153,973.0
Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	353,855.0
Financial assets, ending balance	402,487.0		353,855.0		353,855.0
Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(1,941.0)				(3,414.0)
Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(1,951.0)
Total ECL income statement change for the period	(1,956.0)				(3,133.0)
Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	828,488.0
Financial assets, ending balance	890,508.0		828,488.0		828,488.0
Debt securities in issue | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	131,825.0
Financial assets, ending balance	144,966.0		131,825.0		131,825.0
Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(3.0)				6.0
Loans and advances to customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	930,658.0
Financial assets, ending balance	981,722.0		930,658.0		930,658.0
Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	930,658.0
Financial assets, ending balance	981,722.0		930,658.0		930,658.0
Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,039.0
Financial assets, ending balance	107,582.0		102,039.0		102,039.0
Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,039.0
Financial assets, ending balance	107,582.0		102,039.0		102,039.0
IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(1,938.0)				(3,420.0)
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(31.0)				(114.0)
IFRS 9 | Performance and other guarantees not considered for IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	49.0				(173.0)
Stage 1 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	415.0
Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	826,557.0
Financial assets, ending balance	888,349.0		826,557.0		826,557.0
Stage 1 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	352,971.0
Financial assets, ending balance	401,360.0		352,971.0		352,971.0
Stage 1 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	823,342.0
Financial assets, ending balance	851,488.0		823,342.0		823,342.0
Stage 1 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	101,843.0
Financial assets, ending balance	107,418.0		101,843.0		101,843.0
Stage 2 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(1,001.0)
Stage 2 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,801.0
Financial assets, ending balance	1,994.0		1,801.0		1,801.0
Stage 2 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	884.0
Financial assets, ending balance	1,101.0		884.0		884.0
Stage 2 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	90,702.0
Financial assets, ending balance	112,586.0		90,702.0		90,702.0
Stage 2 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	196.0
Financial assets, ending balance	164.0		196.0		196.0
Stage 2 | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(1,352.0)
Stage 2 | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	130.0
Financial assets, ending balance	165.0		130.0		130.0
Stage 2 | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	26.0		0.0		0.0
Stage 2 | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	16,575.0
Financial assets, ending balance	17,406.0		16,575.0		16,575.0
Stage 2 | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Stage 2 | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(13.0)
Stage 2 | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Stage 2 | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Stage 2 | – POCI | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39.0
Financial assets, ending balance	242.0		39.0		39.0
Stage 2 | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Gross carrying amount | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,958,010.0
Financial assets, ending balance	2,007,707.0		1,958,010.0		1,958,010.0
Gross carrying amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,507,370.0
Financial assets, ending balance	2,698,402.0		2,507,370.0		2,507,370.0
Gross carrying amount | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	353,909.0
Financial assets, ending balance	402,550.0		353,909.0		353,909.0
Gross carrying amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,629,501.0			$ 1,670,773.0	1,670,773.0
Changes due to modifications not derecognised	(7.0)				(25.0)
Net new and further lending/ repayments	20,479.0				44,863.0
Assets written off	(2,029.0)				(4,459.0)
Credit-related modifications that resulted in derecognition | £		£ (88)
Foreign exchange and others	64,959.0				(81,651.0)
Financial assets, ending balance	1,712,815.0		1,629,501.0		1,629,501.0
Gross carrying amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Argentina business
Increase (decrease) in financial assets [abstract]
Foreign exchange and others					2,700.0
Gross carrying amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Other	(1,300.0)				(3,700.0)
Gross carrying amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Other					(35,300.0)
Gross carrying amount | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	828,580.0
Financial assets, ending balance	890,630.0		828,580.0		828,580.0
Gross carrying amount | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	346,124.0
Financial assets, ending balance	395,908.0		346,124.0		346,124.0
Gross carrying amount | Loans and advances to customers | Assets held for sale
Increase (decrease) in financial assets [abstract]
Other	(7,200.0)
Gross carrying amount | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	940,373.0
Financial assets, ending balance	991,865.0		940,373.0		940,373.0
Gross carrying amount | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,052.0
Financial assets, ending balance	107,597.0		102,052.0		102,052.0
Gross carrying amount | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,871,005.0
Financial assets, ending balance	1,990,092.0		1,871,005.0		1,871,005.0
Gross carrying amount | IFRS 9 | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3,273.0
Financial assets, ending balance	5,080.0		3,273.0		3,273.0
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,507,370.0
Financial assets, ending balance	2,698,402.0		2,507,370.0		2,507,370.0
Gross carrying amount | IFRS 9 | Non-trading reverse purchase agreement commitments
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	49,289.0
Financial assets, ending balance	94,957.0		49,289.0		49,289.0
Gross carrying amount | IFRS 9 | Non-trading reverse purchase agreement commitments | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	252,549.0
Financial assets, ending balance	283,204.0		252,549.0		252,549.0
Gross carrying amount | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	828,580.0
Financial assets, ending balance	890,630.0		828,580.0		828,580.0
Gross carrying amount | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,100.0
Financial assets, ending balance	2,800.0		2,100.0		2,100.0
Gross carrying amount | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	940,373.0
Financial assets, ending balance	991,865.0		940,373.0		940,373.0
Gross carrying amount | IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,052.0
Financial assets, ending balance	107,597.0		102,052.0		102,052.0
Gross carrying amount | Stage 1 | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,830,264.0
Financial assets, ending balance	1,838,904.0		1,830,264.0		1,830,264.0
Gross carrying amount | Stage 1 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,365,477.0
Financial assets, ending balance	2,531,205.0		2,365,477.0		2,365,477.0
Gross carrying amount | Stage 1 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,489,687.0			1,496,805.0	1,496,805.0
Transfers of financial instruments:	(44,123.0)				(19,629.0)
– transfers from stage 1 to stage 2	(82,621.0)				(116,211.0)
– transfers from stage 2 to stage 1	39,013.0				98,731.0
– transfers to stage 3	(693.0)				(2,799.0)
– transfers from stage 3	178.0				650.0
Net new and further lending/ repayments	44,603.0				87,833.0
Foreign exchange and others	57,658.0				(75,322.0)
Financial assets, ending balance	1,547,825.0		1,489,687.0		1,489,687.0
Gross carrying amount | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	826,621.0
Financial assets, ending balance	888,423.0		826,621.0		826,621.0
Gross carrying amount | Stage 1 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	353,002.0
Financial assets, ending balance	401,397.0		353,002.0		353,002.0
Gross carrying amount | Stage 1 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	824,420.0
Financial assets, ending balance	852,669.0		824,420.0		824,420.0
Gross carrying amount | Stage 1 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	101,852.0
Financial assets, ending balance	107,428.0		101,852.0		101,852.0
Gross carrying amount | Stage 2 | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	127,746.0
Financial assets, ending balance	168,803.0		127,746.0		127,746.0
Gross carrying amount | Stage 2 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	117,824.0
Financial assets, ending balance	141,777.0		117,824.0		117,824.0
Gross carrying amount | Stage 2 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	115,898.0			153,084.0	153,084.0
Transfers of financial instruments:	39,727.0				6,652.0
– transfers from stage 1 to stage 2	82,621.0				116,211.0
– transfers from stage 2 to stage 1	(39,013.0)				(98,731.0)
– transfers to stage 3	(4,617.0)				(12,230.0)
– transfers from stage 3	736.0				1,402.0
Net new and further lending/ repayments	(22,112.0)				(37,731.0)
Foreign exchange and others	6,253.0				(6,107.0)
Financial assets, ending balance	139,766.0		115,898.0		115,898.0
Gross carrying amount | Stage 2 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,806.0
Financial assets, ending balance	2,011.0		1,806.0		1,806.0
Gross carrying amount | Stage 2 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	907.0
Financial assets, ending balance	1,122.0		907.0		907.0
Gross carrying amount | Stage 2 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	93,248.0
Financial assets, ending balance	115,338.0		93,248.0		93,248.0
Gross carrying amount | Stage 2 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	198.0
Financial assets, ending balance	166.0		198.0		198.0
Gross carrying amount | Stage 2 | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	23,976.0
Financial assets, ending balance	25,108.0		23,976.0		23,976.0
Gross carrying amount | Stage 2 | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	23,823.0			20,799.0	20,799.0
Transfers of financial instruments:	4,396.0				12,977.0
– transfers to stage 3	5,310.0				15,029.0
– transfers from stage 3	(914.0)				(2,052.0)
Changes due to modifications not derecognised	(7.0)				(25.0)
Net new and further lending/ repayments	(2,225.0)				(5,246.0)
Assets written off	(2,029.0)				(4,459.0)
Credit-related modifications that resulted in derecognition | £		(88)
Foreign exchange and others	1,042.0				(223.0)
Financial assets, ending balance	24,912.0		23,823.0		23,823.0
Gross carrying amount | Stage 2 | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	153.0
Financial assets, ending balance	196.0		153.0		153.0
Gross carrying amount | Stage 2 | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	31.0		0.0		0.0
Gross carrying amount | Stage 2 | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	22,615.0
Financial assets, ending balance	23,550.0		22,615.0		22,615.0
Gross carrying amount | Stage 2 | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2.0
Financial assets, ending balance	3.0		2.0		2.0
Gross carrying amount | Stage 2 | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	93.0
Financial assets, ending balance	312.0		93.0		93.0
Gross carrying amount | Stage 2 | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	93.0			85.0	85.0
Net new and further lending/ repayments	213.0				7.0
Foreign exchange and others	6.0				1.0
Financial assets, ending balance	312.0		93.0		93.0
Gross carrying amount | Stage 2 | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Gross carrying amount | Stage 2 | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Gross carrying amount | Stage 2 | – POCI | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	90.0
Financial assets, ending balance	308.0		90.0		90.0
Gross carrying amount | Stage 2 | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Increase (decrease) in financial assets	(5,200.0)				(4,800.0)
Allowance for ECL | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,205.0)
Financial assets, ending balance	(2,423.0)		(2,205.0)		(2,205.0)
Increase (decrease) in financial assets	(2,400.0)				(2,200.0)
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10,197.0)
Financial assets, ending balance	(10,676.0)		(10,197.0)		(10,197.0)
Allowance for ECL | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(54.0)
Financial assets, ending balance	(63.0)		(54.0)		(54.0)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10,251.0)
Financial assets, ending balance	(10,739.0)		(10,251.0)		(10,251.0)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10,105.0)			(11,495.0)	(11,495.0)
Net remeasurement of ECL arising from transfer of stage	0.0				(16.0)
Net new and further lending/ repayments	930.0				2,103.0
Changes to risk parameters – credit quality	(3,044.0)				(5,366.0)
Changes to models used for ECL calculation	(163.0)				44.0
Assets written off	2,029.0				4,459.0
Credit-related modifications that resulted in derecognition		9			0.0
Foreign exchange and others	(536.0)				166.0
Financial assets, ending balance	(10,554.0)		(10,105.0)		(10,105.0)
ECL income statement change for the period					(3,235.0)
Recoveries	136.0				260.0
Other	(141.0)				(158.0)
Total ECL income statement change for the period			2,251.0	882.0
Increase (decrease) in financial assets	449.0
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Assets written off	1,227.0
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Personal
Increase (decrease) in financial assets [abstract]
Assets written off	802.0
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Other	6.0				46.0
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Other	21.0
Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(92.0)
Financial assets, ending balance	(122.0)		(92.0)		(92.0)
Allowance for ECL | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(54.0)
Financial assets, ending balance	(63.0)		(54.0)		(54.0)
Allowance for ECL | Loans and advances to customers | Assets held for sale
Increase (decrease) in financial assets [abstract]
Other	7.0
Allowance for ECL | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,715.0)
Financial assets, ending balance	(10,143.0)		(9,715.0)		(9,715.0)
Allowance for ECL | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(13.0)
Financial assets, ending balance	(15.0)		(13.0)		(13.0)
Allowance for ECL | IFRS 9 | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,820.0)
Financial assets, ending balance	(10,280.0)		(9,820.0)		(9,820.0)
Allowance for ECL | IFRS 9 | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(4.0)
Financial assets, ending balance	(11.0)		(4.0)		(4.0)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10,197.0)
Financial assets, ending balance	(10,676.0)		(10,197.0)		(10,197.0)
Allowance for ECL | IFRS 9 | Non-trading reverse purchase agreement commitments | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Allowance for ECL | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(92.0)
Financial assets, ending balance	(122.0)		(92.0)		(92.0)
Allowance for ECL | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.3
Financial assets, ending balance	0.2		0.3		0.3
Allowance for ECL | IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,715.0)
Financial assets, ending balance	(10,143.0)		(9,715.0)		(9,715.0)
Allowance for ECL | IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(13.0)
Financial assets, ending balance	(15.0)		(13.0)		(13.0)
Allowance for ECL | Stage 1 | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(689.0)
Financial assets, ending balance	(707.0)		(689.0)		(689.0)
Allowance for ECL | Stage 1 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,296.0)
Financial assets, ending balance	(1,418.0)		(1,296.0)		(1,296.0)
Allowance for ECL | Stage 1 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,232.0)			(1,300.0)	(1,300.0)
Transfers of financial instruments:	(459.0)				(1,259.0)
– transfers from stage 1 to stage 2	205.0				419.0
– transfers from stage 2 to stage 1	(639.0)				(1,627.0)
– transfers to stage 3	4.0				16.0
– transfers from stage 3	(29.0)				(67.0)
Net remeasurement of ECL arising from transfer of stage	360.0				959.0
Net new and further lending/ repayments	(59.0)				(168.0)
Changes to risk parameters – credit quality	186.0				363.0
Changes to models used for ECL calculation	(72.0)				68.0
Foreign exchange and others	(68.0)				105.0
Financial assets, ending balance	(1,344.0)		(1,232.0)		(1,232.0)
ECL income statement change for the period					1,222.0
Allowance for ECL | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(64.0)
Financial assets, ending balance	(74.0)		(64.0)		(64.0)
Allowance for ECL | Stage 1 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(31.0)
Financial assets, ending balance	(37.0)		(31.0)		(31.0)
Allowance for ECL | Stage 1 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,078.0)
Financial assets, ending balance	(1,181.0)		(1,078.0)		(1,078.0)
Allowance for ECL | Stage 1 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9.0)
Financial assets, ending balance	(10.0)		(9.0)		(9.0)
Allowance for ECL | Stage 2 | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,516.0)
Financial assets, ending balance	(1,685.0)		(1,516.0)		(1,516.0)
Allowance for ECL | Stage 2 | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,679.0)
Financial assets, ending balance	(2,898.0)		(2,679.0)		(2,679.0)
Allowance for ECL | Stage 2 | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,674.0)			(3,102.0)	(3,102.0)
Transfers of financial instruments:	936.0				2,302.0
– transfers from stage 1 to stage 2	(205.0)				(419.0)
– transfers from stage 2 to stage 1	639.0				1,627.0
– transfers to stage 3	609.0				1,321.0
– transfers from stage 3	(107.0)				(227.0)
Net remeasurement of ECL arising from transfer of stage	(341.0)				(831.0)
Net new and further lending/ repayments	317.0				589.0
Changes to risk parameters – credit quality	(1,227.0)				(1,773.0)
Changes to models used for ECL calculation	250.0				(4.0)
Foreign exchange and others	(142.0)				145.0
Financial assets, ending balance	(2,881.0)		(2,674.0)		(2,674.0)
ECL income statement change for the period					(2,019.0)
Allowance for ECL | Stage 2 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5.0)
Financial assets, ending balance	(17.0)		(5.0)		(5.0)
Allowance for ECL | Stage 2 | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(23.0)
Financial assets, ending balance	(21.0)		(23.0)		(23.0)
Allowance for ECL | Stage 2 | Non-credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,546.0)
Financial assets, ending balance	(2,752.0)		(2,546.0)		(2,546.0)
Allowance for ECL | Stage 2 | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2.0)
Financial assets, ending balance	(2.0)		(2.0)		(2.0)
Allowance for ECL | Stage 2 | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,171.0)
Financial assets, ending balance	(6,293.0)		(6,171.0)		(6,171.0)
Allowance for ECL | Stage 2 | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,148.0)			(7,063.0)	(7,063.0)
Transfers of financial instruments:	(477.0)				(1,043.0)
– transfers to stage 3	(613.0)				(1,337.0)
– transfers from stage 3	136.0				294.0
Net remeasurement of ECL arising from transfer of stage	(19.0)				(144.0)
Net new and further lending/ repayments	680.0				1,689.0
Changes to risk parameters – credit quality	(1,998.0)				(3,945.0)
Changes to models used for ECL calculation	(15.0)				(20.0)
Assets written off	2,029.0				4,459.0
Credit-related modifications that resulted in derecognition | £		£ 9
Foreign exchange and others	(323.0)				(81.0)
Financial assets, ending balance	(6,262.0)		(6,148.0)		(6,148.0)
ECL income statement change for the period					(2,420.0)
Allowance for ECL | Stage 2 | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(23.0)
Financial assets, ending balance	(31.0)		(23.0)		(23.0)
Allowance for ECL | Stage 2 | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	(5.0)		0.0		0.0
Allowance for ECL | Stage 2 | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,040.0)
Financial assets, ending balance	(6,144.0)		(6,040.0)		(6,040.0)
Allowance for ECL | Stage 2 | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2.0)
Financial assets, ending balance	(3.0)		(2.0)		(2.0)
Allowance for ECL | Stage 2 | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(51.0)
Financial assets, ending balance	(67.0)		(51.0)		(51.0)
Allowance for ECL | Stage 2 | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(51.0)			$ (30.0)	(30.0)
Net new and further lending/ repayments	(8.0)				(7.0)
Changes to risk parameters – credit quality	(5.0)				(11.0)
Foreign exchange and others	(3.0)				(3.0)
Financial assets, ending balance	(67.0)		(51.0)		(51.0)
ECL income statement change for the period					(18.0)
Allowance for ECL | Stage 2 | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Allowance for ECL | Stage 2 | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	0.0		0.0		0.0
Allowance for ECL | Stage 2 | – POCI | Loans and advances to customers | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(51.0)
Financial assets, ending balance	(66.0)		(51.0)		(51.0)
Allowance for ECL | Stage 2 | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0.0
Financial assets, ending balance	$ 0.0		$ 0.0		$ 0.0